Note 17 - Fair Value of Financial Instruments (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Commitment, Total	$ 204,919	$ 198,423
Commitments to Extend Credit [Member]
Other Commitment, Total	$ 205,200	$ 198,700